Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net
Balance beginning of year	$ 4,675
Balance end of year	4,343	$ 4,675
Property
Property and Equipment, Net
Balance beginning of year	2,224
Balance end of year	2,096	2,224
Right-of-use assets
Property and Equipment, Net
Balance beginning of year	2,224
Balance end of year	2,096	2,224
Other equipment
Property and Equipment, Net
Balance beginning of year	1,016
Balance end of year	857	1,016
Leasehold improvements
Property and Equipment, Net
Balance beginning of year	1,435
Balance end of year	1,390	1,435
Cost
Property and Equipment, Net
Balance beginning of year	5,593	5,548
Additions during the year	88	376
Exchange rate adjustments	192	(331)
Balance end of year	5,873	5,593
Cost | Property
Property and Equipment, Net
Balance beginning of year	2,593	2,756
Exchange rate adjustments	88	(163)
Balance end of year	2,681	2,593
Cost | Other equipment
Property and Equipment, Net
Balance beginning of year	1,368	1,225
Additions during the year	23	220
Exchange rate adjustments	47	(77)
Balance end of year	1,438	1,368
Cost | Leasehold improvements
Property and Equipment, Net
Balance beginning of year	1,632	1,567
Additions during the year	65	156
Exchange rate adjustments	57	(91)
Balance end of year	1,754	1,632
Accumulated Depreciation
Property and Equipment, Net
Balance beginning of year	(918)	(374)
Depreciation for the year	(615)	(571)
Depreciation reversed on disposals	45	15
Exchange rate adjustments	(42)	12
Balance end of year	(1,530)	(918)
Accumulated Depreciation | Property
Property and Equipment, Net
Balance beginning of year	(369)	(155)
Depreciation for the year	(245)	(234)
Depreciation reversed on disposals	45	15
Exchange rate adjustments	(16)	5
Balance end of year	(585)	(369)
Accumulated Depreciation | Other equipment
Property and Equipment, Net
Balance beginning of year	(352)	(161)
Depreciation for the year	(212)	(196)
Exchange rate adjustments	(17)	5
Balance end of year	(581)	(352)
Accumulated Depreciation | Leasehold improvements
Property and Equipment, Net
Balance beginning of year	(197)	(58)
Depreciation for the year	(158)	(141)
Exchange rate adjustments	(9)	2
Balance end of year	$ (364)	$ (197)